Banking Facility (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Jul. 08, 2020 CNY (¥)	Jul. 08, 2020 USD ($)
Banking Facility [Abstract]
Revised amount received				¥ 13,000,000	$ 2,000,000
Credit line repaid	¥ 20,531,708	$ 2,328,750	$ 3,182,468
Interest expense	50,198	$ 87,460
Borrowed additional amount	¥ 7,628,698		1,182,468
Interest expense			$ 7,780